UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     Savvas Savvinidis     Stamford, Connecticut     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $132,822 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201    16415   244161 SH       SOLE                   244161
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     8001   204090 SH       SOLE                   204090
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    13041   714191 SH       SOLE                   714191
ISHARES TR INDEX               MSCI EMERG MKT   464287234      518    14390 SH  PUT  SOLE                    14390
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    15455   839500 SH       SOLE                   839500
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103      285     8832 SH  PUT  SOLE                     8832
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    17721  1003464 SH       SOLE                  1003464
TELEFONOS DE MEXICO S A B      SPON ADR ORD L   879403780    10363   664300 SH       SOLE                   664300
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    18180   288213 SH       SOLE                   288213
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    29134  1074674 SH       SOLE                  1074674
WALTER ENERGY INC              COM              93317Q105     3709    40200 SH       SOLE                    40200